Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 2,928	$ 691
Cost of sales	1,687	1,332
Gross Profit (Loss)	1,241	(641)
Operating Expenses
Research and development	3,163	2,828
Sales and marketing	6,778	7,833
General and administrative	7,027	7,423
Total Operating Expenses	16,968	18,084
Loss from Operations	(15,727)	(18,725)
Other Income (Expense)
Gain on investments	167	180
Interest expense	(21)	(354)
Other expense, net		(18)
Total Other Income (Expense), net	146	(192)
Net Loss	$ (15,581)	$ (18,917)
Net Loss Per Share of Common Stock
Basic (in Dollars per share)	$ (8.59)	$ (23.62)
Weighted-Average Shares of Common Stock Outstanding
Basic (in Shares)	1,814	801
Consolidated Statements of Comprehensive Loss:
Net loss	$ (15,581)	$ (18,917)
Unrealized loss on investments	16	(16)
Foreign currency translation adjustment	38	7
Total Comprehensive Loss	$ (15,527)	$ (18,926)